JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 98.5%

Australia - 8.5%
AGL Energy Ltd.	221	1,931
Ansell Ltd.	269	7,512
Austal Ltd.	559	1,090
BHP Group Ltd.	566	18,867
Coles Group Ltd.	321	4,445
CSL Ltd.	29	6,049
CSR Ltd.	987	3,959
Fortescue Metals Group Ltd.	325	5,358
JB Hi-Fi Ltd.	99	3,911
Premier Investments Ltd.	71	1,209
Qantas Airways Ltd.*	718	2,457
Rio Tinto plc	219	16,602
Silver Lake Resources Ltd.*	2,310	2,797
Super Retail Group Ltd.	360	3,075
Wesfarmers Ltd.	123	5,088

		84,350

Austria - 1.0%
ANDRITZ AG	79	3,733
BAWAG Group AG(a)	33	1,437
Wienerberger AG	142	4,825

		9,995

Belgium - 1.8%
Ageas SA	187	9,556
bpost SA*	143	1,695
D’ieteren SA/NV	47	3,684
KBC Group NV*	34	2,382

		17,317

China - 1.1%
BOC Hong Kong Holdings Ltd.	2,045	6,098
Chow Tai Fook Jewellery Group Ltd.	1,682	2,020
SITC International Holdings Co. Ltd.	1,123	2,574

		10,692

Denmark - 3.0%
AP Moller - Maersk A/S, Class B	4	8,611
Carlsberg A/S, Class B	44	6,475
Novo Nordisk A/S, Class B	178	12,426
Scandinavian Tobacco Group A/S(a)	115	2,077

		29,589

Finland - 1.1%
Kesko OYJ, Class B	66	1,721
Neste OYJ	54	3,796
Uponor OYJ	63	1,474
Valmet OYJ	107	3,414

		10,405

France - 8.2%
Atos SE*	91	6,998
BNP Paribas SA*	132	6,350
Capgemini SE	32	4,554
Cie de Saint-Gobain	113	5,622
L’Oreal SA	6	1,995
LVMH Moet Hennessy Louis Vuitton SE	19	11,512
Safran SA*	27	3,342
Sanofi	109	10,269
Schneider Electric SE	95	13,942
Sopra Steria Group*	22	3,691
SPIE SA*	194	4,288
TOTAL SE	201	8,486

		81,049

Germany - 8.1%
Allianz SE (Registered)	64	14,562
Daimler AG (Registered)(b)	119	8,360
Deutsche Post AG (Registered)	137	6,774
DWS Group GmbH & Co. KGaA(a)	73	2,845
Encavis AG(b)	155	4,218
Fresenius Medical Care AG & Co. KGaA	47	3,792
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	23	5,984
RWE AG(b)	190	8,177
SAP SE	27	3,372
Schaeffler AG (Preference)	480	3,795
Siemens AG (Registered)	84	13,033
Siemens Energy AG*	42	1,546
Softwareone Holding AG*	128	4,003

		80,461

Hong Kong - 2.0%
AIA Group Ltd.	780	9,404
VTech Holdings Ltd.	320	2,554
WH Group Ltd.(a)	4,008	3,248
Xinyi Glass Holdings Ltd.	2,032	4,915

		20,121

Ireland - 0.3%
Ryanair Holdings plc, ADR*	18	1,674
Smurfit Kappa Group plc	31	1,490

		3,164

Israel - 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.*	2,401	2,475

Italy - 1.3%
Enel SpA	752	7,454
GVS SpA*(a)	75	1,361
Intesa Sanpaolo SpA*	920	2,006
Prysmian SpA	73	2,348

		13,169

Japan - 24.4%
Capcom Co. Ltd.	78	4,919
Daikin Industries Ltd.	16	3,336
Dentsu Group, Inc.	119	3,799
East Japan Railway Co.	76	4,987
Fast Retailing Co. Ltd.	4	3,180
Fujitsu Ltd.	45	6,791
Hitachi Ltd.	183	7,526
Iida Group Holdings Co. Ltd.	192	4,233
Internet Initiative Japan, Inc.	109	2,242
ITOCHU Corp.	253	7,240
Iwatani Corp.	66	4,065
KDDI Corp.	162	4,762
Keyence Corp.	3	1,718

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kinden Corp.	139	2,226
Kintetsu World Express, Inc.	44	1,086
K’s Holdings Corp.	121	1,629
Kubota Corp.	195	4,273
Kyudenko Corp.	49	1,498
Meitec Corp.	28	1,462
Mitsubishi UFJ Financial Group, Inc.	1,279	5,776
Mitsubishi UFJ Lease & Finance Co. Ltd.	579	2,835
MS&AD Insurance Group Holdings, Inc.	126	3,625
NEC Corp.	57	3,112
Nexon Co. Ltd.	126	3,814
Nihon Unisys Ltd.	100	3,802
Nintendo Co. Ltd.	14	7,829
Nippo Corp.	57	1,413
Nippon Telegraph & Telephone Corp.	235	5,879
Nomura Holdings, Inc.	1,126	5,960
Nomura Real Estate Holdings, Inc.	220	4,923
Obayashi Corp.	412	3,448
Okinawa Electric Power Co., Inc. (The)	30	410
Ono Pharmaceutical Co. Ltd.	155	4,636
Open House Co. Ltd.	90	3,635
ORIX Corp.	361	5,799
Osaka Gas Co. Ltd.	47	865
Otsuka Corp.	50	2,492
Sekisui House Ltd.	266	5,141
Shimamura Co. Ltd.	18	2,032
Shin-Etsu Chemical Co. Ltd.	32	5,605
Shinsei Bank Ltd.	142	1,746
Shionogi & Co. Ltd.	44	2,389
Ship Healthcare Holdings, Inc.	21	1,220
SoftBank Group Corp.	57	4,393
Sony Corp.	127	12,194
Sugi Holdings Co. Ltd.	48	3,154
Sumitomo Mitsui Financial Group, Inc.	156	4,847
Sumitomo Mitsui Trust Holdings, Inc.	157	4,685
Teijin Ltd.	101	1,850
TIS, Inc.	189	4,212
Tokuyama Corp.	132	3,285
Tokyo Electron Ltd.	23	8,708
Tokyo Tatemono Co. Ltd.	283	3,825
Tokyu Fudosan Holdings Corp.	711	4,015
Toyobo Co. Ltd.	81	1,014
Toyota Motor Corp.	209	14,658
Toyota Tsusho Corp.	92	3,609
TS Tech Co. Ltd.	68	1,980
Valor Holdings Co. Ltd.	51	1,216
Wacom Co. Ltd.	470	4,198

		241,201

Netherlands - 6.4%
ASM International NV	32	8,253
ASML Holding NV	20	10,547
BE Semiconductor Industries NV	46	3,183
Euronext NV(a)	37	4,019
ING Groep NV*	290	2,576
Koninklijke Ahold Delhaize NV	198	5,695
PostNL NV*	1,040	4,286
Randstad NV*	138	8,637
Royal Dutch Shell plc, Class B	368	6,408
Signify NV*(a)	187	8,927
Wolters Kluwer NV	13	1,117

		63,648

New Zealand - 0.3%
Spark New Zealand Ltd.	807	2,771

Norway - 1.8%
DNB ASA*	364	7,093
Fjordkraft Holding ASA(a)	149	1,262
Norwegian Finans Holding ASA*	316	2,672
Scatec ASA(a)	166	6,291

		17,318

Poland - 0.2%
InPost SA*	82	1,959

Russia - 0.4%
Polymetal International plc	171	3,692

Singapore - 1.9%
DBS Group Holdings Ltd.	615	11,595
United Overseas Bank Ltd.	383	6,733

		18,328

South Africa - 1.1%
Anglo American plc	342	11,239

Spain - 0.8%
Iberdrola SA	574	7,769

Sweden - 2.6%
Betsson AB*	357	3,352
Skandinaviska Enskilda Banken AB, Class A*(b)	489	5,318
SKF AB, Class B	320	8,768
Swedish Match AB	108	8,316

		25,754

Switzerland - 10.6%
Adecco Group AG (Registered)	113	7,063
DKSH Holding AG	35	2,853
Julius Baer Group Ltd.	91	5,485
Kuehne + Nagel International AG (Registered)	33	7,597
LafargeHolcim Ltd. (Registered)*	59	3,165
Logitech International SA (Registered)	45	4,699
Nestle SA (Registered)	238	26,655
Novartis AG (Registered)	72	6,557
Roche Holding AG	68	23,480
Swissquote Group Holding SA (Registered)	31	3,396
UBS Group AG (Registered)	792	11,420
Zurich Insurance Group AG	6	2,590

		104,960

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
United Kingdom - 9.3%
3i Group plc	324	4,917
Ashtead Group plc	216	10,830
AstraZeneca plc	50	5,150
Avast plc(a)	1,136	7,327
Berkeley Group Holdings plc	93	5,315
British American Tobacco plc	97	3,510
CMC Markets plc(a)	172	951
Computacenter plc	101	3,243
Dr. Martens plc*	291	1,795
Dunelm Group plc*	181	2,859
GlaxoSmithKline plc	466	8,660
Legal & General Group plc	2,225	7,400
Natwest Group plc*	2,260	4,538
Next plc*	62	6,590
Persimmon plc	56	1,943
Pets at Home Group plc	255	1,397
Tate & Lyle plc	285	2,684
Ultra Electronics Holdings plc	99	2,691
Unilever plc	179	10,400

		92,200

United States - 2.0%
Ferguson plc	83	9,658
Stellantis NV	646	9,803

		19,461

TOTAL COMMON STOCKS (Cost $820,229)		973,087

SHORT-TERM INVESTMENTS - 4.5%

INVESTMENT COMPANIES - 3.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(c)(d)(Cost $33,069)	33,050	33,070

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d) 9,006		9,007
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) 1,819		1,819

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $10,826)		10,826

TOTAL SHORT-TERM INVESTMENTS (Cost $43,895)		43,896

Total Investments - 103.0% (Cost $864,124)		1,016,983
Liabilities in Excess of Other Assets - (3.0)%		(29,428)

Net Assets - 100.0%		987,555

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	7.5%
Pharmaceuticals	7.2
Metals & Mining	5.8
Insurance	5.2
Capital Markets	3.8
IT Services	3.8
Automobiles	3.2
Food Products	3.2
Trading Companies & Distributors	3.1
Semiconductors & Semiconductor Equipment	3.0
Household Durables	2.8
Electrical Equipment	2.6
Oil, Gas & Consumable Fuels	2.2
Specialty Retail	2.1
Professional Services	2.1
Machinery	2.0
Marine	1.8
Electric Utilities	1.7
Entertainment	1.6
Real Estate Management & Development	1.6
Food & Staples Retailing	1.6
Air Freight & Logistics	1.6
Building Products	1.5
Tobacco	1.4
Diversified Telecommunication Services	1.3
Textiles, Apparel & Luxury Goods	1.3
Electronic Equipment, Instruments & Components	1.3
Industrial Conglomerates	1.3
Personal Products	1.2
Construction Materials	1.2
Chemicals	1.2
Multiline Retail	1.1
Software	1.1
Independent Power and Renewable Electricity Producers	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	10.3
Short-Term Investments	4 .3

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $10,231,000.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	558	03/2021	JPY	96,822	(1,193)

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$84,350	$–	$84,350
Austria	4,825	5,170	–	9,995
Belgium	–	17,317	–	17,317
China	–	10,692	–	10,692
Denmark	–	29,589	–	29,589
Finland	–	10,405	–	10,405
France	–	81,049	–	81,049
Germany	4,391	76,070	–	80,461
Hong Kong	–	20,121	–	20,121
Ireland	3,164	–	–	3,164
Israel	–	2,475	–	2,475
Italy	1,361	11,808	–	13,169
Japan	–	241,201	–	241,201
Netherlands	–	63,648	–	63,648
New Zealand	–	2,771	–	2,771
Norway	–	17,318	–	17,318
Poland	1,959	–	–	1,959
Russia	–	3,692	–	3,692
Singapore	–	18,328	–	18,328
South Africa	–	11,239	–	11,239
Spain	–	7,769	–	7,769
Sweden	–	25,754	–	25,754
Switzerland	–	104,960	–	104,960
United Kingdom	2,746	89,454	–	92,200
United States	9,803	9,658	–	19,461
Total Common Stocks	28,249	944,838	–	973,087
Short-Term Investments
Investment Companies	33,070	–	–	33,070
Investment of Cash Collateral from Securities Loaned	10,826	–	–	10,826
Total Short-Term Investments	43,896	–	–	43,896
Total Investments in Securities	$72,145	$944,838	$–	$1,016,983
Depreciation in Other Financial Instruments
Depreciation in Other Financial Instruments
Futures Contracts	$(1,193)	$–	$–	$(1,193)

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2021	Shares at January 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$5,325	$136,561	$108,819	$2		$1		$33,070	33,050	$3		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	3,007	37,000	31,000	—	(c)	—	(c)	9,007	9,006	6		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,394	13,353	12,928	—		—		1,819	1,819	—	(c)	—

Total	$9,726	$186,914	$152,747	$2		$1		$43,896		$9		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
(c)	Amount rounds to less than one thousand.